Stock-based compensation - Stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of outstanding stock options
Outstanding at beginning of period (in shares)	2,591,520
Granted (in shares)	986,600
Forfeited and cancelled (in shares)	(284,779)
Expired (in shares)	(28,414)
Outstanding at end of period (in shares)	3,264,927	2,591,520
Vested and exercisable at end of period (in shares)	1,211,889
Vested and expected to vest at end of the period (in shares)	2,878,274
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 4.31
Forfeited and cancelled (in dollars per share)	13.84
Expired (in dollars per share)	4.02
Outstanding (in dollars per share)	10.85	$ 13.59
Vested and exercisable at end of period (in dollars per share)	9.74
Vested and expected to vest at end of period (in dollars per share)	$ 10.50
Additional Disclosures
Weighted Average Remaining Contractual Term, Outstanding	6 years 7 months 6 days	5 years 11 months 19 days
Weighted Average Remaining Contractual Term, Vested and exercisable	4 years 18 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	6 years 7 months 6 days
Aggregate Intrinsic Value (in dollars)	$ 1,655	$ 1,844
Vested and exercisable at end of the period (in dollars)	916
Vested and expected to vest at end of the period (in dollars)	$ 1,579
2015 Plan
Stock-based compensation
Number of shares available for issuance	962,888
Non-Employee Director Plan
Stock-based compensation
Number of shares available for issuance	124,117